Related party transactions - Outstanding balances and expenses (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) director	Dec. 31, 2020 CAD ($)
A10 Advisory and A10 Fund
Related party transactions
Number of directors that owns the related party | director	1
A10 Advisory and A10 Fund | CSA
Related party transactions
Reimbursement of secondment staff (in percent)	100.00%
Reimbursement of shared secretarial administrative personnel (in percent)	50.00%
Expenses/ Payments	$ 188,891	$ 126,189
A10 Advisory and A10 Fund | Revolving credit facility.
Related party transactions
Accounts payable/ Debt		2,683,880
Expenses/ Payments	$ 2,755,906	228,997
A10 Advisory and A10 Fund | Commission fees
Related party transactions
Maximum finder's fee (in percent)	7.00%
Expenses/ Payments	$ 8,317,062	948,573
A10 Advisory and A10 Fund | Warrants
Related party transactions
Expenses/ Payments	$ 826,584
Miazga
Related party transactions
Number of directors that owns the related party | director	2
Miazga | Leasing Agreements
Related party transactions
Accounts payable/ Debt	$ 81,956	82,514
Expenses/ Payments	49,653	53,757
Miazga | Prepaid land lease offset
Related party transactions
Prepayments	103,697	123,153
Expenses/ Payments	$ 11,532	10,873
Arqueana
Related party transactions
Number of directors that owns the related party | director	2
Arqueana | Leasing Agreements
Related party transactions
Accounts payable/ Debt	$ 168,296	169,686
Expenses/ Payments	1,390	26,404
Arqueana | SPA
Related party transactions
Accounts payable/ Debt	270,125	2,204,045
Expenses/ Payments	$ 1,933,920	653,736
Management and Directors | Travel cost reimbursement
Related party transactions
Accounts payable/ Debt		$ 72,127